Exhibit 99.2

Discover Card Execution Note Trust DiscoverSeries Monthly Statement

Distribution Date: January 15, 2010

Month Ending: December 31, 2009

Pursuant to the Indenture dated as of July 26, 2007, as amended, (the "Indenture") by and between Discover Card Execution Note Trust (the "Note Issuance Trust") and U.S. Bank National Association as Indenture Trustee (the "Indenture Trustee") and the Indenture Supplement dated as of July 26, 2007, as amended, for the DiscoverSeries Notes, by and between the Note Issuance Trust and the Indenture Trustee (the "Indenture Supplement"), the Note Issuance Trust is required to prepare certain information each month regarding current distributions to noteholders. We have set forth below this information regarding the DiscoverSeries Notes and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Indenture or the Indenture Supplement. The Indenture and Indenture Supplement were filed with the Securities and Exchange Commission under file number 333-141703-02 as follows:

Indenture	As Exhibit 4.5 to the Note Issuance Trust's current report on Form 8-K filed on July 27, 2007.
Indenture Supplement	As Exhibit 4.6 to the Note Issuance Trust's current report on Form 8-K filed on July 27, 2007.

1. Interest to be paid on this Distribution Date:

							Amount of interest paid
						Amount of	on this Distribution
		LIBOR	Interest		Number of Days in	interest paid on	Date per $1,000 of
		Determination	Payment		the Interest	this Distribution	Outstanding Dollar
Tranche	CUSIP Number	Date	Date	Interest Rate	Accrual Period	Date	Principal Amount

Class A (2007-1)	254683AC9		01/15/2010	5.65000%	30	$4,708,333.33	$4.708333330
Class A (2007-2)	254683AD7	12/11/2009	03/15/2010	0.59363%		$0.00	$0.000000000
Class A (2008-1)	254683AE5	12/11/2009	01/15/2010	0.78313%	31	$606,925.75	$0.674361944
Class A (2008-2)	254683AF2	12/11/2009	01/15/2010	1.23313%	31	$1,061,861.94	$1.061861940
Class A (2008-3)	254683AG0		01/15/2010	5.10000%	30	$3,612,500.00	$4.250000000
Class A (2008-4)	254683AH8		01/15/2010	5.65000%	30	$3,531,250.00	$4.708333333
Class A (2008-A)			01/15/2010	0.52236%	31	$224,905.46	$0.449810920
Class A (2008-B)						$0.00
Class A (2008-C)						$0.00
Class A (2009-1)	254683AJ4	12/11/2009	01/15/2010	1.53313%	31	$1,980,292.92	$1.320195280
Class A (2009-2)	254683AK1	12/11/2009	01/15/2010	1.53313%	31	$1,716,253.86	$1.320195277

Total Class A						$17,442,323.26

Class B (2007-1)	254683AB1	12/11/2009	01/15/2010	0.47313%	31	$81,483.50	$0.407417500
Class B (2007-2)		12/11/2009	01/15/2010	1.08313%	31	$107,259.96	$0.932695304
Class B (2008-1)		12/11/2009	01/15/2010	3.23313%	31	$236,647.15	$2.784084118
Class B (2008-2)		12/11/2009	01/15/2010	3.33313%	31	$287,019.53	$2.870195300
Class B (2008-3)		12/11/2009	01/15/2010	4.73313%	31	$244,545.05	$4.075750833
Class B (2008-A)			01/15/2010	0.79371%	31	$102,521.00	$0.683473333
Class B (2009-1)				0.00000%		$0.00	$0.000000000
Class B (2009-2)				0.00000%		$0.00	$0.000000000

Total Class B						$1,059,476.19

Class C (2007-1)	254683AA3	12/11/2009	01/15/2010	0.55313%	31	$95,261.28	$0.476306400
Class C (2007-2)		12/11/2009	01/15/2010	1.78313%	31	$307,094.61	$1.535473050
Class C (2008-1)		12/11/2009	01/15/2010	4.93313%	31	$1,274,391.92	$4.247973067
Class C (2008-2)		12/11/2009	01/15/2010	4.93313%	31	$424,797.31	$4.247973100
Class C (2008-3)		12/11/2009	01/15/2010	6.68313%	31	$604,266.34	$5.754917524
Class C (2009-1)				0.00000%		$0.00	$0.000000000
Class C (2009-2)				0.00000%		$0.00	$0.000000000

Total Class C						$2,705,811.46

Total						$21,207,610.91

2. Principal to be paid on this Distribution Date:

			Shortfall	Amount	Amount of	Total amount
		Scheduled principal	in scheduled	of principal	principal paid per	of principal
		payments	principal	paid on this	$1,000 of Stated	paid through this
Tranche	CUSIP Number		payments	Distribution Date	Principal Amount	Distribution Date

Class A (2007-1)	254683AC9	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2007-2)	254683AD7	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-1)	254683AE5	$900,000,000.00	$0.00	$900,000,000.00	$1,000.000000000	$900,000,000.00
Class A (2008-2)	254683AF2	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-3)	254683AG0	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-4)	254683AH8	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-A)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-B)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-C)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2009-1)	254683AJ4	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2009-2)	254683AK1	$0.00	$0.00	$0.00	$0.000000000	$0.00

Total Class A		$900,000,000.00	$0.00	$900,000,000.00		$900,000,000.00

Class B (2007-1)	254683AB1	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2007-2)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2008-1)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2008-2)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2008-3)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2008-A)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2009-1)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2009-2)		$0.00	$0.00	$0.00	$0.000000000	$0.00

Total Class B		$0.00	$0.00	$0.00		$0.00

Class C (2007-1)	254683AA3	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2007-2)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2008-1)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2008-2)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2008-3)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2009-1)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2009-2)		$0.00	$0.00	$0.00	$0.000000000	$0.00

Total Class C		$0.00	$0.00	$0.00		$0.00

Class D (2009-1)	(1)	$62,566,845.00	$0.00	$62,566,845.00

Total Class D		$62,566,845.00	$0.00	$62,566,845.00

Total		$962,566,845.00	$0.00	$962,566,845.00

3. Principal Amount and Nominal Liquidation Amount (as of end of December 2009 ):

(reflects issuances during December 2009 and principal payments and Nominal Liquidation Amount Deficits after giving effect to all allocations on this Distribution Date)

			Adjusted Outstanding	Nominal
	Stated Principal	Outstanding Dollar	Dollar Principal	Liquidation
Tranche	Amount	Principal Amount	Amount	Amount

Class A (2007-1)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2007-2)	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00
Class A (2008-1)	$900,000,000.00	$0.00	$0.00	$0.00
Class A (2008-2)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2008-3)	$850,000,000.00	$850,000,000.00	$850,000,000.00	$850,000,000.00
Class A (2008-4)	$750,000,000.00	$750,000,000.00	$750,000,000.00	$750,000,000.00
Class A (2008-A)	$500,000,000.00	$500,000,000.00	$500,000,000.00	$500,000,000.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00
Class A (2009-2)	$1,300,000,000.00	$1,300,000,000.00	$1,300,000,000.00	$1,300,000,000.00

Total Class A	$9,050,000,000.00	$8,150,000,000.00	$8,150,000,000.00	$8,150,000,000.00

Class B (2007-1)	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
Class B (2007-2)	$115,000,000.00	$115,000,000.00	$115,000,000.00	$115,000,000.00
Class B (2008-1)	$85,000,000.00	$85,000,000.00	$85,000,000.00	$85,000,000.00
Class B (2008-2)	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
Class B (2008-3)	$60,000,000.00	$60,000,000.00	$60,000,000.00	$60,000,000.00
Class B (2008-A)	$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00
Class B (2009-1)	$160,000,000.00	$142,736,368.77	$142,736,368.77	$160,000,000.00
Class B (2009-2)	$400,000,000.00	$370,197,888.00	$370,197,888.00	$400,000,000.00

Total Class B	$1,270,000,000.00	$1,222,934,256.77	$1,222,934,256.77	$1,270,000,000.00

Class C (2007-1)	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
Class C (2007-2)	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
Class C (2008-1)	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
Class C (2008-2)	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
Class C (2008-3)	$105,000,000.00	$105,000,000.00	$105,000,000.00	$105,000,000.00
Class C (2009-1)	$200,000,000.00	$169,961,330.41	$169,961,330.41	$200,000,000.00
Class C (2009-2)	$505,000,000.00	$455,121,008.60	$455,121,008.60	$505,000,000.00

Total Class C	$1,610,000,000.00	$1,530,082,339.01	$1,530,082,339.01	$1,610,000,000.00

Class D (2009-1)	$766,791,444.00	$766,791,444.00	$766,791,444.00	$766,791,444.00

Total Class D	$766,791,444.00	$766,791,444.00	$766,791,444.00	$766,791,444.00

Total	$12,696,791,444.00	$11,669,808,039.78	$11,669,808,039.78	$11,796,791,444.00

4. Nominal Liquidation Amount for Tranches of Notes Outstanding:
(including all tranches issued as of the end of December 2009, after taking into account all allocations expected to occur on this Distribution Date)
			Increase due to				Reductions	Reductions
	Nominal	Increase due	withdrawals of	Increase due to		Increases and	due to	due to	Nominal	Cumulative
	Liquidation	to Accretion	Prefunding Excess	reimbursement	Reductions due	reductions due	reallocation	deposits into	Liquidation	unreimbursed
	Amount as of the	of Principal	Amounts from	of Nominal	to allocation	to reallocation	of Series	Principal	Amount as	Nominal
	beginning of Due	for Discount	Principal Funding	Liquidation	of charged-off	of charged-off	Principal	Funding	of the end of	Liquidation
Tranche	Period	Notes	Subaccount	Amout Deficits	receivables	receivables	Amounts	Subaccount	the Due Period	Amount Deficit

Class A (2007-1)	$1,000,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,000,000,000	$0.00
Class A (2007-2)	$1,250,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,250,000,000	$0.00
Class A (2008-1)	$900,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$900,000,000.00	$0	$0.00
Class A (2008-2)	$1,000,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,000,000,000	$0.00
Class A (2008-3)	$850,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$850,000,000	$0.00
Class A (2008-4)	$750,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$750,000,000	$0.00
Class A (2008-A)	$500,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$500,000,000	$0.00
Class A (2008-B)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Class A (2008-C)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Class A (2009-1)	$1,500,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,500,000,000	$0.00
Class A (2009-2)	$1,300,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,300,000,000	$0.00

Total Class A	$9,050,000,000		$0.00	$0.00	$0.00	$0.00	N/A	$900,000,000.00	$8,150,000,000	$0.00

Class B (2007-1)	$200,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$200,000,000	$0.00
Class B (2007-2)	$115,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$115,000,000	$0.00
Class B (2008-1)	$85,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$85,000,000	$0.00
Class B (2008-2)	$100,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$100,000,000	$0.00
Class B (2008-3)	$60,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$60,000,000	$0.00
Class B (2008-A)	$150,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$150,000,000	$0.00
Class B (2009-1)	$160,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$160,000,000	$0.00
Class B (2009-2)	$400,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$400,000,000	$0.00

Total Class B	$1,270,000,000		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,270,000,000	$0.00

Class C (2007-1)	$200,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$200,000,000	$0.00
Class C (2007-2)	$200,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$200,000,000	$0.00
Class C (2008-1)	$300,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$300,000,000	$0.00
Class C (2008-2)	$100,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$100,000,000	$0.00
Class C (2008-3)	$105,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$105,000,000	$0.00
Class C (2009-1)	$200,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$200,000,000	$0.00
Class C (2009-2)	$505,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$505,000,000	$0.00

Total Class C	$1,610,000,000		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,610,000,000	$0.00

Class D (2009-1)	$829,358,289	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$62,566,845.00	$766,791,444	$0.00

Total Class D	$829,358,289		$0.00	$0.00	$0.00	$0.00	$0.00	$62,566,845.00	$766,791,444	$0.00

Total	$12,759,358,289		$0.00	$0.00	$0.00	$0.00	$0.00	$962,566,845.00	$11,796,791,444	$0.00

5. Targeted Deposits to Principal Funding Subaccounts with respect to this Distribution Date:

Targeted deposit to Principal Funding Subaccount

	Beginning	Amount		Shortfalls in targeted		Amounts withdrawn	Prefunding		Income earned on
	Principal	scheduled to be		deposit to Principal		from Principal	Excess Amounts		funds on deposit
	Funding	deposited on this		Funding Subaccount	Actual deposit to	Funding Subacccount	withdrawn from	Ending Principal	in Principal
	Subaccount	Distribution	Previous	with respect to this	Principal Funding	for payment	Principal Funding	Funding	funding
Tranche	balance	Date	shortfalls	Distribution Date	Subaccount	to Noteholders	Subaccount	Subaccount balance	Subaccount

Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-1)	$0.00	$900,000,000.00	$0.00	$0.00	$900,000,000.00	$900,000,000.00	$0.00	$0.00	$0.00
Class A (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class A	$0.00	$900,000,000.00	$0.00	$0.00	$900,000,000.00	$900,000,000.00	$0.00	$0.00	$0.00

Class B (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Class C (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Class D (2009-1)	$0.00	$62,566,845.00	$0.00	$0.00	$62,566,845.00	$62,566,845.00	$0.00	$0.00	$0.00

Total Class D	$0.00	$62,566,845.00	$0.00	$0.00	$62,566,845.00	$62,566,845.00	$0.00	$0.00	$0.00

Total	$0.00	$962,566,845.00	$0.00	$0.00	$962,566,845.00	$962,566,845.00	$0.00	$0.00	$0.00

6. Prefunding with respect to this Distribution Date:

				Prefunding	Actual deposit
	Beginning	Prefunded amount		Excess Amounts	to Principal
	balance of	applied to	Targeted	withdrawn from	Funding	Ending balance
	prefunded	scheduled	Prefunding	Principal Funding	Subaccount for	of prefunded
Tranche	deposits	principal deposits	Deposits	Subaccount	Prefunding	deposits

Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Class B (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

7. Targeted Deposits to Interest Funding Subaccounts with respect to this Distribution Date:

		Targeted deposit to Interest Funding Subaccount with
			respect to this Distribution Date

					Shortfalls in
					targeted deposit		Amounts withdrawn		Income earned
	Beginning	Interest accrued		Total targeted	to Interest Funding		from Interest	Ending Interest	on funds
	Interest Funding	during monthly		deposit to	Subaccount with	Actual deposit to	Funding Subacccount	Funding	on deposit in
	Subaccount	interest	Previous	Interest Funding	respect to this	Interest Funding	for payment	Subaccount	Interest Funding
Tranche	balance	accrual period	shortfalls	Subaccount	Distribution Date	Subaccount	to Noteholders	balance	Subaccount

Class A (2007-1)	$0.00	$4,708,333.33	$0.00	$4,708,333.33	$0.00	$4,708,333.33	$4,708,333.33	$0.00	$0.00
Class A (2007-2)	$0.00	$638,976.74	$0.00	$638,976.74	$0.00	$638,976.74	$0.00	$638,976.74	$42.30
Class A (2008-1)	$0.00	$606,925.75	$0.00	$606,925.75	$0.00	$606,925.75	$606,925.75	$0.00	$0.00
Class A (2008-2)	$0.00	$1,061,861.94	$0.00	$1,061,861.94	$0.00	$1,061,861.94	$1,061,861.94	$0.00	$0.00
Class A (2008-3)	$0.00	$3,612,500.00	$0.00	$3,612,500.00	$0.00	$3,612,500.00	$3,612,500.00	$0.00	$0.00
Class A (2008-4)	$0.00	$3,531,250.00	$0.00	$3,531,250.00	$0.00	$3,531,250.00	$3,531,250.00	$0.00	$0.00
Class A (2008-A)	$0.00	$224,905.46	$0.00	$224,905.46	$0.00	$224,905.46	$224,905.46	$0.00	$0.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$0.00	$1,980,292.92	$0.00	$1,980,292.92	$0.00	$1,980,292.92	$1,980,292.92	$0.00	$0.00
Class A (2009-2)	$0.00	$1,716,253.86	$0.00	$1,716,253.86	$0.00	$1,716,253.86	$1,716,253.86	$0.00	$0.00

Total Class A	$0.00	$18,081,300.00	$0.00	$18,081,300.00	$0.00	$18,081,300.00	$17,442,323.26	$638,976.74	$42.30

Class B (2007-1)	$0.00	$81,483.50	$0.00	$81,483.50	$0.00	$81,483.50	$81,483.50	$0.00	$0.00
Class B (2007-2)	$0.00	$107,259.96	$0.00	$107,259.96	$0.00	$107,259.96	$107,259.96	$0.00	$0.00
Class B (2008-1)	$0.00	$236,647.15	$0.00	$236,647.15	$0.00	$236,647.15	$236,647.15	$0.00	$0.00
Class B (2008-2)	$0.00	$287,019.53	$0.00	$287,019.53	$0.00	$287,019.53	$287,019.53	$0.00	$0.00
Class B (2008-3)	$0.00	$244,545.05	$0.00	$244,545.05	$0.00	$244,545.05	$244,545.05	$0.00	$0.00
Class B (2008-A)	$0.00	$102,521.00	$0.00	$102,521.00	$0.00	$102,521.00	$102,521.00	$0.00	$0.00
Class B (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class B	$0.00	$1,059,476.19	$0.00	$1,059,476.19	$0.00	$1,059,476.19	$1,059,476.19	$0.00	$0.00

Class C (2007-1)	$0.00	$95,261.28	$0.00	$95,261.28	$0.00	$95,261.28	$95,261.28	$0.00	$0.00
Class C (2007-2)	$0.00	$307,094.61	$0.00	$307,094.61	$0.00	$307,094.61	$307,094.61	$0.00	$0.00
Class C (2008-1)	$0.00	$1,274,391.92	$0.00	$1,274,391.92	$0.00	$1,274,391.92	$1,274,391.92	$0.00	$0.00
Class C (2008-2)	$0.00	$424,797.31	$0.00	$424,797.31	$0.00	$424,797.31	$424,797.31	$0.00	$0.00
Class C (2008-3)	$0.00	$604,266.34	$0.00	$604,266.34	$0.00	$604,266.34	$604,266.34	$0.00	$0.00
Class C (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class C	$0.00	$2,705,811.46	$0.00	$2,705,811.46	$0.00	$2,705,811.46	$2,705,811.46	$0.00	$0.00

Total	$0.00	$21,846,587.65	$0.00	$21,846,587.65	$0.00	$21,846,587.65	$21,207,610.91	$638,976.74	$42.30

8. Deposits to and withdrawals from Class C Reserve Subaccounts (2):

					Amounts
		Income earned			withdrawn from
	Beginning Class	on funds on			Class C Reserve	Excess amounts	Ending Class C	Cumulative
	C Reserve	deposit in Class	Targeted deposit to	Actual deposit to	Subaccount for	withdrawn from	Reserve	Shortfall in Class
	Subaccount	C Reserve	Class C Reserve	Class C Reserve	application to	Class C Reserve	Subaccount	C Reserve
Tranche	balance	Subaccount	Subaccount	Subaccount	Class C Notes	Subaccount	balance	Subaccount

Class C (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

9. Deposits to and withdrawals from Accumulation Reserve Subaccounts:

				Amounts
				withdrawn from
				Accumulation			Income earned
	Beginning			Reserve	Excess amounts	Ending	on funds on
	Accumulation	Targeted deposit	Actual deposit to	Subaccount for	withdrawn from	Accumulation	deposit in
	Reserve	to Accumulation	Accumulation	use as Series	Accumulation	Reserve	Accumulation
	Subaccount	Reserve	Reserve	Finance Charge	Reserve	Subaccount	Reserve
Tranche	balance	Subaccount	Subaccount	Amounts	Subaccount	balance	Subaccount

Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Class B (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Class C (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

10. Class A: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount		Available Subordinated Amount of
	of Class B Notes		Class B Notes		Usage of Class B

	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class A (2007-1)	$67,901,234.60	$67,901,234.60	$67,901,234.60	$67,901,234.60	$0.00	$0.00
Class A (2007-2)	$84,876,543.25	$84,876,543.25	$84,876,543.25	$84,876,543.25	$0.00	$0.00
Class A (2008-1)	$61,111,111.14	$0.00	$61,111,111.14	$0.00	$0.00	$0.00
Class A (2008-2)	$67,901,234.60	$67,901,234.60	$67,901,234.60	$67,901,234.60	$0.00	$0.00
Class A (2008-3)	$57,716,049.41	$57,716,049.41	$57,716,049.41	$57,716,049.41	$0.00	$0.00
Class A (2008-4)	$50,925,925.95	$50,925,925.95	$50,925,925.95	$50,925,925.95	$0.00	$0.00
Class A (2008-A)	$33,950,617.30	$33,950,617.30	$33,950,617.30	$33,950,617.30	$0.00	$0.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$101,851,851.90	$101,851,851.90	$101,851,851.90	$101,851,851.90	$0.00	$0.00
Class A (2009-2)	$88,271,604.98	$88,271,604.98	$88,271,604.98	$88,271,604.98	$0.00	$0.00

Total Class A	$614,506,173.13	$553,395,061.99	$614,506,173.13	$553,395,061.99	$0.00	$0.00

	Required Subordinated Amount of		Available Subordinated Amount of
	Class C Notes		Class C Notes		Usage of Class C

	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class A (2007-1)	$86,419,753.10	$86,419,753.10	$86,419,753.10	$86,419,753.10	$0.00	$0.00
Class A (2007-2)	$108,024,691.38	$108,024,691.38	$108,024,691.38	$108,024,691.38	$0.00	$0.00
Class A (2008-1)	$77,777,777.79	$0.00	$77,777,777.79	$0.00	$0.00	$0.00
Class A (2008-2)	$86,419,753.10	$86,419,753.10	$86,419,753.10	$86,419,753.10	$0.00	$0.00
Class A (2008-3)	$73,456,790.13	$73,456,790.13	$73,456,790.13	$73,456,790.13	$0.00	$0.00
Class A (2008-4)	$64,814,814.82	$64,814,814.82	$64,814,814.82	$64,814,814.82	$0.00	$0.00
Class A (2008-A)	$43,209,876.55	$43,209,876.55	$43,209,876.55	$43,209,876.55	$0.00	$0.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$129,629,629.65	$129,629,629.65	$129,629,629.65	$129,629,629.65	$0.00	$0.00
Class A (2009-2)	$112,345,679.03	$112,345,679.03	$112,345,679.03	$112,345,679.03	$0.00	$0.00

Total Class A	$782,098,765.55	$704,320,987.76	$782,098,765.55	$704,320,987.76	$0.00	$0.00

	Required Subordinated Amount of		Available Subordinated Amount of
	Class D Notes		Class D Notes		Usage of Class D

	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class A (2007-1)	$80,246,913.60	$80,246,913.60	$80,246,913.60	$80,246,913.60	$0.00	$0.00
Class A (2007-2)	$100,308,642.00	$100,308,642.00	$100,308,642.00	$100,308,642.00	$0.00	$0.00
Class A (2008-1)	$72,222,222.24	$0.00	$72,222,222.24	$0.00	$0.00	$0.00
Class A (2008-2)	$80,246,913.60	$80,246,913.60	$80,246,913.60	$80,246,913.60	$0.00	$0.00
Class A (2008-3)	$68,209,876.56	$68,209,876.56	$68,209,876.56	$68,209,876.56	$0.00	$0.00
Class A (2008-4)	$60,185,185.20	$60,185,185.20	$60,185,185.20	$60,185,185.20	$0.00	$0.00
Class A (2008-A)	$40,123,456.80	$40,123,456.80	$40,123,456.80	$40,123,456.80	$0.00	$0.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$120,370,370.40	$120,370,370.40	$120,370,370.40	$120,370,370.40	$0.00	$0.00
Class A (2009-2)	$104,320,987.68	$104,320,987.68	$104,320,987.68	$104,320,987.68	$0.00	$0.00

Total Class A	$726,234,568.08	$654,012,345.84	$726,234,568.08	$654,012,345.84	$0.00	$0.00

11. Class B: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount of		Available Subordinated Amount of
	Class C Notes		Class C Notes		Usage of Class C

	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class B (2007-1)	$131,518,820.32	$120,049,155.75	$131,518,820.32	$120,049,155.75	$0.00	$0.00
Class B (2007-2)	$75,623,321.68	$69,028,264.56	$75,623,321.68	$69,028,264.56	$0.00	$0.00
Class B (2008-1)	$55,895,498.64	$51,020,891.19	$55,895,498.64	$51,020,891.19	$0.00	$0.00
Class B (2008-2)	$65,759,410.16	$60,024,577.88	$65,759,410.16	$60,024,577.88	$0.00	$0.00
Class B (2008-3)	$39,455,646.09	$36,014,746.73	$39,455,646.09	$36,014,746.73	$0.00	$0.00
Class B (2008-A)	$98,639,115.24	$90,036,866.81	$98,639,115.24	$90,036,866.81	$0.00	$0.00
Class B (2009-1)	$105,215,056.25	$96,039,324.61	$105,215,056.25	$96,039,324.61	$0.00	$0.00
Class B (2009-2)	$263,037,640.63	$240,098,311.51	$263,037,640.63	$240,098,311.51	$0.00	$0.00

Total Class B	$835,144,509.01	$762,312,139.04	$835,144,509.01	$762,312,139.04	$0.00	$0.00

	Required Subordinated Amount of		Available Subordinated Amount of
	Class D Notes		Class D Notes		Usage of Class D

	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class B (2007-1)	$122,124,618.87	$111,474,216.06	$122,124,618.87	$111,474,216.06	$0.00	$0.00
Class B (2007-2)	$70,221,655.85	$64,097,674.23	$70,221,655.85	$64,097,674.23	$0.00	$0.00
Class B (2008-1)	$51,902,963.02	$47,376,541.83	$51,902,963.02	$47,376,541.83	$0.00	$0.00
Class B (2008-2)	$61,062,309.42	$55,737,108.03	$61,062,309.42	$55,737,108.03	$0.00	$0.00
Class B (2008-3)	$36,637,385.67	$33,442,264.82	$36,637,385.67	$33,442,264.82	$0.00	$0.00
Class B (2008-A)	$91,593,464.15	$83,605,662.04	$91,593,464.15	$83,605,662.04	$0.00	$0.00
Class B (2009-1)	$97,699,695.09	$89,179,372.85	$97,699,695.09	$89,179,372.85	$0.00	$0.00
Class B (2009-2)	$244,249,237.73	$222,948,432.12	$244,249,237.73	$222,948,432.12	$0.00	$0.00

Total Class B	$775,491,329.80	$707,861,271.98	$775,491,329.80	$707,861,271.98	$0.00	$0.00

12. Class C: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount of		Available Subordinated Amount of
	Class D Notes		Class D Notes		Usage of Class D

	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class C (2007-1)	$103,025,874.42	$95,253,595.55	$103,025,874.42	$95,253,595.55	$0.00	$0.00
Class C (2007-2)	$103,025,874.42	$95,253,595.55	$103,025,874.42	$95,253,595.55	$0.00	$0.00
Class C (2008-1)	$154,538,811.64	$142,880,393.31	$154,538,811.64	$142,880,393.31	$0.00	$0.00
Class C (2008-2)	$51,512,937.21	$47,626,797.77	$51,512,937.21	$47,626,797.77	$0.00	$0.00
Class C (2008-3)	$54,088,584.07	$50,008,137.67	$54,088,584.07	$50,008,137.67	$0.00	$0.00
Class C (2009-1)	$103,025,874.42	$95,253,595.55	$103,025,874.42	$95,253,595.55	$0.00	$0.00
Class C (2009-2)	$260,140,332.92	$240,515,328.76	$260,140,332.92	$240,515,328.76	$0.00	$0.00

Total Class C	$829,358,289.10	$766,791,444.16	$829,358,289.10	$766,791,444.16	$0.00	$0.00

13. Excess Spread Triggers:

	For this	For the preceding	For the second preceding	Three-month average for
	Distribution Date	Distribution Date	Distribution Date	this Distribution Date

Excess Spread Amount (3)	$122,192,983.54	110,212,889.18	107,768,386.56	$113,391,419.76
Excess Spread Percentage (4)	11.49%	10.37%	10.97%	10.94%
Group Excess Spread (5)	$274,147,829.15	$249,370,585.27	$263,009,407.40	$262,175,940.61
Group Excess Spread Percentage (6)	12.23%	11.10%	11.87%	11.74%
Interchange Subgroup Excess Spread (7)	$274,147,829.15	$249,370,585.27	$263,009,407.40	$262,175,940.61
Interchange Subgroup Excess Spread Percentage (8)	12.23%	11.10%	11.87%	11.74%

14. Excess Spread Early Redemption Event: No

U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee By: ________________________________

(1)	Total amount of principal paid through this distribution date with respect to Class D(2009-1) is not shown.

(2)	The targeted deposit to or withdrawal from the Class C Reserve Account on the current distribution date is based on the three-month average Excess Spread Percentage on the previous distribution date.

(3)	The Excess Spread Amount means, generally, with respect to the DiscoverSeries notes for any distribution date: the difference, whether positive or negative, between

	(x)	the sum of

		(a)	the amount of Finance Charge Amounts allocated to the DiscoverSeries pursuant to the Indenture;

		(b)	any amounts to be treated as Series Finance Charge Amounts and designated to be a part of the Excess Spread Amount pursuant to any Terms Document, including certain Series 2009-SD Principal Collections so designated;

		(c)	an amount equal to income earned on all funds on deposit in the Principal Funding Account (including all subaccounts of such account) (net of investment expenses and losses); and

		(d)	the amount withdrawn from the Accumulation Reserve Subaccount to cover the Accumulation Negative Spread on the Principal Funding Subaccounts, and

	(y)	the sum of all interest, swap payments or accreted discount and servicing fees for the DiscoverSeries notes and reimbursement of all charged-off receivables allocated to the DiscoverSeries, in each case for the applicable period only.

(4)	The Excess Spread Percentage means, generally, with respect to the DiscoverSeries notes for any distribution date, the Excess Spread Amount, multiplied by twelve and divided by the sum of the Nominal Liquidation Amount of all outstanding DiscoverSeries notes as of the beginning of the related Due Period.

(5)	The Group Excess Spread is the sum of the series excess spreads for each series, including each subseries, in the group to which the Series 2007-CC Collateral Certificate belongs. For purposes of calculating the Group Excess Spread, Series Excess Spread for Series 2009-SD includes the Principal Collections available to other series in Group One through reallocation, except for those Principal Collections included by Series 2007-CC in the calculation of Series Excess Spread for the DiscoverSeries. With respect to series other than Series 2007-CC, the “series excess spread” generally means

(w) the sum of the Class A and Class B finance charge collections, interchange and investment income, minus

(x) the sum of

(a) Class A and Class B monthly interest;

(b) Class A and Class B monthly servicing fees;

(c) Class A and Class B monthly charge-offs; and

(d) the credit enhancement fee;

in each case for the distribution date; minus

(y) for any series of certificates that has a subordinated interest rate swap, any payment made by the master trust pursuant to that interest rate swap.

Beginning with the month ending July 31, 2009 and the related Distribution Date on August 17, 2009, all outstanding series are Interchange Series or include provisions for an Interchange Series Trigger Date, and as a result, interchange is not deducted from series excess spread for purposes of calculating Group Excess Spread. The 3-month rolling average Group Excess Spread Percentage and the Interchange Subgroup Excess Spread Percentage are the same beginning with the Distribution Date in October 2009.

With respect to Series 2007-CC, the “series excess spread” generally means the Excess Spread Amount for the DiscoverSeries notes. See item 13 and footnote 3. The Group Excess Spread will be reported for so long as the Series 2007-CC collateral certificate is the only collateral certificate owned by the Note Issuance Trust.

(6)	The Group Excess Spread Percentage generally means the Group Excess Spread, multiplied by twelve and divided by the sum of the aggregate investor interest in receivables for all series of master trust certificates as of the beginning of the related Due Period.

(7)	Beginning with the month ending July 31, 2009 and the related Distribution Date on August 17, 2009, the Interchange Subgroup Excess Spread will equal the Group Excess Spread (see footnote (5) above). The 3-month rolling average Group Excess Spread Percentage and the Interchange Subgroup Excess Spread Percentage are the same beginning with the Distribution Date in October 2009.

(8)	The Interchange Subgroup Excess Spread Percentage means the Interchange Subgroup Excess Spread, multiplied by twelve and divided by the investor interest in receivables for all series of master trust certificates as of the beginning of the related Due Period that are allocated interchange.